Net Loss per Share (Tables)	9 Months Ended
Sep. 30, 2013
Net Loss per Share
Schedule of computation of basic and diluted net loss per share of common stock

	Year ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands, except per share data)
				(unaudited)
Numerator:
Net loss	$(11,817)	$(22,606)	$(34,385)	$(26,349)	$(31,865)

Denominator:
Weighted-average common shares outstanding	2,338	2,489	2,934	2,901	20,320
Less: Weighted-average unvested common shares subject to repurchase or forfeiture	(366)	(215)	(128)	(159)	(176)

Weighted-average shares used in computing net loss per share of common stock, basic and diluted	1,972	2,274	2,806	2,742	20,144

Net loss per share of common stock, basic and diluted	$(5.99)	$(9.94)	$(12.26)	$(9.61)	$(1.58)

Schedule of potentially dilutive securities excluded from the diluted per share calculation

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)
Convertible preferred stock	21,245,808	25,033,684	25,876,142	25,876,142	—
Stock options to purchase common stock	2,350,977	4,587,344	6,581,481	6,659,464	7,359,661
Employee stock purchase plan	—	—	—	—	257,194
Common stock held in escrow	—	—	11,872	11,872	—
Common stock subject to repurchase	349,684	226,688	148,060	106,971	157,580
Restricted stock units	—	—	328,466	320,219	422,894

	23,946,469	29,847,716	32,946,021	32,974,668	8,197,329